Secured Convertible Note Payable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Secured Convertible Note payable, including accreted amount	$ 1,824,176	$ 0
Secured convertible Note, net	$ 1,028,586	$ 0